Shareholder Report, Line Graph (Details) 190964_Amplify CWP International Enhanced Dividend Income ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 07, 2022	Sep. 30, 2025
Amplify CWP International Enhanced Dividend Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Amplify CWP International Enhanced Dividend Income ETF NAV
Accumulated Value	$ 13,928	$ 11,427	$ 10,000	$ 17,915
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	14,022	11,186	10,000	$ 16,328
S&P World Ex-U.S. Index (USD) TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P World Ex-U.S. Index (USD) TR
Accumulated Value	$ 14,606	$ 11,614	$ 10,000	$ 17,108